Shareholders' Equity - Summary of Revaluation Reserve for Available-for-sale Investments (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	5,309	6,248	4,352
Equity securities [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	49	46	25
Debt securities [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	5,276	6,218	4,353
Other securities [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for available-for-sale investments	(15)	(17)	(26)